INTANGIBLE ASSETS AND GOODWILL - Schedule of Key Assumptions of Goodwill Impairment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	$ 0
Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	74 years	75 years
Goodwill | Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 2,162,000,000
After-tax discount rate	5.80%
Long-term growth rate	1.60%
Increase in after-tax discount rate	0.0350
Goodwill | Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 1,908,000,000
After-tax discount rate	5.90%
Long-term growth rate	2.20%
Increase in after-tax discount rate	0.0440
Goodwill | Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 890,000,000
After-tax discount rate	8.30%
Long-term growth rate	2.30%
Increase in after-tax discount rate	0.1680